INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 9,689,596	R$ 7,368,143
Deferred tax liabilities	11,325,757	10,913,847
Net deferred tax liabilities	1,636,161	3,545,704
Tax Credits without Tax Loss and Negative Base
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,182,759	743,924
Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,642,799	2,693,087
Adjustment of the Law 11.638/2007 - RTT (IFRS)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	657,891	521,867
Provision for Contingencies
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,176,195	1,530,541
Allowance for expected credit losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,238,181	1,052,746
Provision for investment losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	161,127	219,173
GAG Improvement
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	63,242	32,194
Others
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	567,402	574,611
Contract asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	8,822,661	7,949,438
Tax debt
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities		546,444
FVTOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	650,523	638,821
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	247,127	225,806
NPV adjustment on Asset Decommissioning
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	789,109	742,720
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	816,337	810,618
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,000,596	2,231,396
Deferred tax liabilities	R$ 1,718,093	R$ 1,596,808